Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Shares at Apr. 30, 2014	40,000,000
Beginning Balance - Amount at Apr. 30, 2014	$ 4,000		$ (8,008)	$ 4,008
Capital contribution		$ 4,008		4,008
Ending Balance, Shares at Apr. 30, 2015	40,000,000
Ending Balance, Amount at Apr. 30, 2015	$ 4,000	4,008	(8,008)
Capital contribution		6,869		6,869
Net income/loss			(6,869)	(6,869)
Ending Balance, Shares at Apr. 30, 2016	40,000,000
Ending Balance, Amount at Apr. 30, 2016	$ 4,000	$ 10,877	$ (14,877)	$ 0